Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000103258 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Emerging Markets Fund
Class Name	Institutional Shares
Trading Symbol	BLSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Emerging Markets Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$87	0.85%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Institutional Shares returned 5.32%.
  For the same period, the MSCI Emerging Markets Index returned 9.02%.
What contributed to performance?
Sentiment insights captured key emerging market themes and made a strong contribution to absolute performance. Measures designed to evaluate analyst and broker sentiment, as well as those that gather managerial sentiment from conference call text, produced gains. Fundamental valuation insights tracking sales, research expenditures, and other financial statement data also contributed. The Fund’s use of derivatives had a marginal, positive impact on performance. The Fund’s cash position has no material impact.
What detracted from performance?
While insights designed to evaluate informed investor sentiment contributed, other sentiment measures that seek to evaluate consumer intent detracted. Insights that analyze online search trends and mobile app downloads and usage also pressured results. China-specific measures evaluating economic trends, such as job hiring, further detracted.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2015 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	5.32%	5.15%	1.17%
MSCI Emerging Markets Index	9.02	6.35	3.07

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 45,601,930
Holdings Count | Holding	225
Advisory Fees Paid, Amount	$ 495,019
Investment Company Portfolio Turnover	274.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$45,601,930
Number of Portfolio Holdings	225
Net Investment Advisory Fees	$495,019
Portfolio Turnover Rate	274%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	295.4%
China	27.2%
Taiwan	16.2%
India	15.8%
South Korea	9.6%
Saudi Arabia	3.0%
Thailand	2.7%
Mexico	2.6%
Brazil	2.5%
South Africa	2.3%
Other#	7.0%
Liabilities in Excess of Other Assets	(284.3)%
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000103256 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Emerging Markets Fund
Class Name	Investor A Shares
Trading Symbol	BLSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Emerging Markets Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$118	1.15%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Investor A Shares returned 5.01%.
  For the same period, the MSCI Emerging Markets Index returned 9.02%.
What contributed to performance?
Sentiment insights captured key emerging market themes and made a strong contribution to absolute performance. Measures designed to evaluate analyst and broker sentiment, as well as those that gather managerial sentiment from conference call text, produced gains. Fundamental valuation insights tracking sales, research expenditures, and other financial statement data also contributed. The Fund’s use of derivatives had a marginal, positive impact on performance. The Fund’s cash position has no material impact.
What detracted from performance?
While insights designed to evaluate informed investor sentiment contributed, other sentiment measures that seek to evaluate consumer intent detracted. Insights that analyze online search trends and mobile app downloads and usage also pressured results. China-specific measures evaluating economic trends, such as job hiring, further detracted.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2015 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	5.01%	4.85%	0.88%
Investor A Shares (with sales charge)	(0.51)	3.72	0.34
MSCI Emerging Markets Index	9.02	6.35	3.07

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 45,601,930
Holdings Count | Holding	225
Advisory Fees Paid, Amount	$ 495,019
Investment Company Portfolio Turnover	274.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$45,601,930
Number of Portfolio Holdings	225
Net Investment Advisory Fees	$495,019
Portfolio Turnover Rate	274%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	295.4%
China	27.2%
Taiwan	16.2%
India	15.8%
South Korea	9.6%
Saudi Arabia	3.0%
Thailand	2.7%
Mexico	2.6%
Brazil	2.5%
South Africa	2.3%
Other#	7.0%
Liabilities in Excess of Other Assets	(284.3)%
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000103257 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Emerging Markets Fund
Class Name	Investor C Shares
Trading Symbol	BLSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Emerging Markets Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$194	1.90%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Investor C Shares returned 4.22%.
  For the same period, the MSCI Emerging Markets Index returned 9.02%.
What contributed to performance?
Sentiment insights captured key emerging market themes and made a strong contribution to absolute performance. Measures designed to evaluate analyst and broker sentiment, as well as those that gather managerial sentiment from conference call text, produced gains. Fundamental valuation insights tracking sales, research expenditures, and other financial statement data also contributed. The Fund’s use of derivatives had a marginal, positive impact on performance. The Fund’s cash position has no material impact.
What detracted from performance?
While insights designed to evaluate informed investor sentiment contributed, other sentiment measures that seek to evaluate consumer intent detracted. Insights that analyze online search trends and mobile app downloads and usage also pressured results. China-specific measures evaluating economic trends, such as job hiring, further detracted.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2015 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	4.22%	4.07%	0.29%
Investor C Shares (with sales charge)	3.22	4.07	0.29
MSCI Emerging Markets Index	9.02	6.35	3.07

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 45,601,930
Holdings Count | Holding	225
Advisory Fees Paid, Amount	$ 495,019
Investment Company Portfolio Turnover	274.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$45,601,930
Number of Portfolio Holdings	225
Net Investment Advisory Fees	$495,019
Portfolio Turnover Rate	274%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	295.4%
China	27.2%
Taiwan	16.2%
India	15.8%
South Korea	9.6%
Saudi Arabia	3.0%
Thailand	2.7%
Mexico	2.6%
Brazil	2.5%
South Africa	2.3%
Other#	7.0%
Liabilities in Excess of Other Assets	(284.3)%
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000198231 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Emerging Markets Fund
Class Name	Class K Shares
Trading Symbol	BLSKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Emerging Markets Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$83	0.81%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Class K Shares returned 5.15%.
  For the same period, the MSCI Emerging Markets Index returned 9.02%.
What contributed to performance?
Sentiment insights captured key emerging market themes and made a strong contribution to absolute performance. Measures designed to evaluate analyst and broker sentiment, as well as those that gather managerial sentiment from conference call text, produced gains. Fundamental valuation insights tracking sales, research expenditures, and other financial statement data also contributed. The Fund’s use of derivatives had a marginal, positive impact on performance. The Fund’s cash position has no material impact.
What detracted from performance?
While insights designed to evaluate informed investor sentiment contributed, other sentiment measures that seek to evaluate consumer intent detracted. Insights that analyze online search trends and mobile app downloads and usage also pressured results. China-specific measures evaluating economic trends, such as job hiring, further detracted.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2015 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	5.15%	5.17%	1.18%
MSCI Emerging Markets Index	9.02	6.35	3.07

Performance Inception Date	Jan. 25, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 45,601,930
Holdings Count | Holding	225
Advisory Fees Paid, Amount	$ 495,019
Investment Company Portfolio Turnover	274.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$45,601,930
Number of Portfolio Holdings	225
Net Investment Advisory Fees	$495,019
Portfolio Turnover Rate	274%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	295.4%
China	27.2%
Taiwan	16.2%
India	15.8%
South Korea	9.6%
Saudi Arabia	3.0%
Thailand	2.7%
Mexico	2.6%
Brazil	2.5%
South Africa	2.3%
Other#	7.0%
Liabilities in Excess of Other Assets	(284.3)%
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000121567 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Global Equity Market Neutral Fund
Class Name	Institutional Shares
Trading Symbol	BDMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Global Equity Market Neutral Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$145	1.34%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Institutional Shares returned 16.96%.
  For the same period, the MSCI World Index returned 12.16% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 4.88%.
What contributed to performance?
The Fund’s positive absolute performance was driven by strength across two distinct intervals. In the first half of the reporting period, a time characterized by robust returns for the broader market, sentiment- and trend-based measures related to artificial intelligence and GLP-1 weight loss drugs were key contributors.
In the latter half, a time characterized by increased volatility and weaker market performance, sentiment measures led the way. Informed investor insights tracking the views of analysts and company executives led to positive stock selection in the United States and Europe. In the latter, select positions in financials and consumer stocks added value as trade and tariff concerns mounted. Similar themes expressed by macro thematic insights contributed, as well. The Fund’s short positions were the key source of the positive contribution in this time.
The Fund used derivatives to implement its stock selection strategy more efficiently. This aspect of the Fund’s approach had a marginal positive impact on results. The Fund’s cash position had no material impact on performance.
What detracted from performance?
Fundamental insights, specifically valuation-based measures, detracted from absolute performance. The Fund’s slight net long market posture in periods of rising volatility-particularly in February through April-also detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2015 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	16.96%	9.40%	5.14%
MSCI World Index	12.16	13.95	9.34
ICE BofA 3-Month U.S. Treasury Bill Index	4.88	2.63	1.91

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,779,036,441
Holdings Count | Holding	8,342
Advisory Fees Paid, Amount	$ 33,534,553
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,779,036,441
Number of Portfolio Holdings	8,342
Net Investment Advisory Fees	$33,534,553
Portfolio Turnover Rate	44%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Geographic allocation
	Percent of Total Investments(a)
Country/Geographic Region	Long	Short	Total
United States	23.6%	22.7%	46.3%
Japan	8.8%	8.7%	17.5%
Canada	3.0%	2.7%	5.7%
United Kingdom	3.3%	2.2%	5.5%
Germany	2.0%	1.4%	3.4%
France	1.6%	1.8%	3.4%
Australia	1.7%	1.7%	3.4%
Switzerland	1.4%	1.4%	2.8%
Sweden	0.6%	1.1%	1.7%
Italy	0.7%	0.7%	1.4%
Other#	3.9%	5.0%	8.9%
	50.6	49.4	100.0
(a)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000121568 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Global Equity Market Neutral Fund
Class Name	Investor A Shares
Trading Symbol	BDMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Global Equity Market Neutral Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$172	1.59%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Investor A Shares returned 16.66%.
  For the same period, the MSCI World Index returned 12.16% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 4.88%.
What contributed to performance?
The Fund’s positive absolute performance was driven by strength across two distinct intervals. In the first half of the reporting period, a time characterized by robust returns for the broader market, sentiment- and trend-based measures related to artificial intelligence and GLP-1 weight loss drugs were key contributors.
In the latter half, a time characterized by increased volatility and weaker market performance, sentiment measures led the way. Informed investor insights tracking the views of analysts and company executives led to positive stock selection in the United States and Europe. In the latter, select positions in financials and consumer stocks added value as trade and tariff concerns mounted. Similar themes expressed by macro thematic insights contributed, as well. The Fund’s short positions were the key source of the positive contribution in this time.
The Fund used derivatives to implement its stock selection strategy more efficiently. This aspect of the Fund’s approach had a marginal positive impact on results. The Fund’s cash position had no material impact on performance.
What detracted from performance?
Fundamental insights, specifically valuation-based measures, detracted from absolute performance. The Fund’s slight net long market posture in periods of rising volatility-particularly in February through April-also detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2015 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	16.66%	9.12%	4.87%
Investor A Shares (with sales charge)	10.53	7.95	4.30
MSCI World Index	12.16	13.95	9.34
ICE BofA 3-Month U.S. Treasury Bill Index	4.88	2.63	1.91

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,779,036,441
Holdings Count | Holding	8,342
Advisory Fees Paid, Amount	$ 33,534,553
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,779,036,441
Number of Portfolio Holdings	8,342
Net Investment Advisory Fees	$33,534,553
Portfolio Turnover Rate	44%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Geographic allocation
	Percent of Total Investments(a)
Country/Geographic Region	Long	Short	Total
United States	23.6%	22.7%	46.3%
Japan	8.8%	8.7%	17.5%
Canada	3.0%	2.7%	5.7%
United Kingdom	3.3%	2.2%	5.5%
Germany	2.0%	1.4%	3.4%
France	1.6%	1.8%	3.4%
Australia	1.7%	1.7%	3.4%
Switzerland	1.4%	1.4%	2.8%
Sweden	0.6%	1.1%	1.7%
Italy	0.7%	0.7%	1.4%
Other#	3.9%	5.0%	8.9%
	50.6	49.4	100.0
(a)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000121569 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Global Equity Market Neutral Fund
Class Name	Investor C Shares
Trading Symbol	BDMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Global Equity Market Neutral Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$253	2.34%

Expenses Paid, Amount	$ 253
Expense Ratio, Percent	2.34%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Investor C Shares returned 15.87%.
  For the same period, the MSCI World Index returned 12.16% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 4.88%.
What contributed to performance?
The Fund’s positive absolute performance was driven by strength across two distinct intervals. In the first half of the reporting period, a time characterized by robust returns for the broader market, sentiment- and trend-based measures related to artificial intelligence and GLP-1 weight loss drugs were key contributors.
In the latter half, a time characterized by increased volatility and weaker market performance, sentiment measures led the way. Informed investor insights tracking the views of analysts and company executives led to positive stock selection in the United States and Europe. In the latter, select positions in financials and consumer stocks added value as trade and tariff concerns mounted. Similar themes expressed by macro thematic insights contributed, as well. The Fund’s short positions were the key source of the positive contribution in this time.
The Fund used derivatives to implement its stock selection strategy more efficiently. This aspect of the Fund’s approach had a marginal positive impact on results. The Fund’s cash position had no material impact on performance.
What detracted from performance?
Fundamental insights, specifically valuation-based measures, detracted from absolute performance. The Fund’s slight net long market posture in periods of rising volatility-particularly in February through April-also detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2015 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	15.87%	8.31%	4.25%
Investor C Shares (with sales charge)	14.87	8.31	4.25
MSCI World Index	12.16	13.95	9.34
ICE BofA 3-Month U.S. Treasury Bill Index	4.88	2.63	1.91

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,779,036,441
Holdings Count | Holding	8,342
Advisory Fees Paid, Amount	$ 33,534,553
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,779,036,441
Number of Portfolio Holdings	8,342
Net Investment Advisory Fees	$33,534,553
Portfolio Turnover Rate	44%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Geographic allocation
	Percent of Total Investments(a)
Country/Geographic Region	Long	Short	Total
United States	23.6%	22.7%	46.3%
Japan	8.8%	8.7%	17.5%
Canada	3.0%	2.7%	5.7%
United Kingdom	3.3%	2.2%	5.5%
Germany	2.0%	1.4%	3.4%
France	1.6%	1.8%	3.4%
Australia	1.7%	1.7%	3.4%
Switzerland	1.4%	1.4%	2.8%
Sweden	0.6%	1.1%	1.7%
Italy	0.7%	0.7%	1.4%
Other#	3.9%	5.0%	8.9%
	50.6	49.4	100.0
(a)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000166017 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Global Equity Market Neutral Fund
Class Name	Class K Shares
Trading Symbol	BGCKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Global Equity Market Neutral Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$140	1.29%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Class K Shares returned 17.03%.
  For the same period, the MSCI World Index returned 12.16% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 4.88%.
What contributed to performance?
The Fund’s positive absolute performance was driven by strength across two distinct intervals. In the first half of the reporting period, a time characterized by robust returns for the broader market, sentiment- and trend-based measures related to artificial intelligence and GLP-1 weight loss drugs were key contributors.
In the latter half, a time characterized by increased volatility and weaker market performance, sentiment measures led the way. Informed investor insights tracking the views of analysts and company executives led to positive stock selection in the United States and Europe. In the latter, select positions in financials and consumer stocks added value as trade and tariff concerns mounted. Similar themes expressed by macro thematic insights contributed, as well. The Fund’s short positions were the key source of the positive contribution in this time.
The Fund used derivatives to implement its stock selection strategy more efficiently. This aspect of the Fund’s approach had a marginal positive impact on results. The Fund’s cash position had no material impact on performance.
What detracted from performance?
Fundamental insights, specifically valuation-based measures, detracted from absolute performance. The Fund’s slight net long market posture in periods of rising volatility-particularly in February through April-also detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2015 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	17.03%	9.43%	5.19%
MSCI World Index	12.16	13.95	9.34
ICE BofA 3-Month U.S. Treasury Bill Index	4.88	2.63	1.91

Performance Inception Date	Mar. 28, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,779,036,441
Holdings Count | Holding	8,342
Advisory Fees Paid, Amount	$ 33,534,553
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,779,036,441
Number of Portfolio Holdings	8,342
Net Investment Advisory Fees	$33,534,553
Portfolio Turnover Rate	44%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Geographic allocation
	Percent of Total Investments(a)
Country/Geographic Region	Long	Short	Total
United States	23.6%	22.7%	46.3%
Japan	8.8%	8.7%	17.5%
Canada	3.0%	2.7%	5.7%
United Kingdom	3.3%	2.2%	5.5%
Germany	2.0%	1.4%	3.4%
France	1.6%	1.8%	3.4%
Australia	1.7%	1.7%	3.4%
Switzerland	1.4%	1.4%	2.8%
Sweden	0.6%	1.1%	1.7%
Italy	0.7%	0.7%	1.4%
Other#	3.9%	5.0%	8.9%
	50.6	49.4	100.0
(a)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000223506 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Defensive Advantage Emerging Markets Fund
Class Name	Institutional Shares
Trading Symbol	BIDEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Defensive Advantage Emerging Markets Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$91	0.86%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Institutional Shares returned 12.68%.
  For the same period, the MSCI Emerging Markets Index returned 9.02% and the MSCI Emerging Markets Minimum Volatility Index returned 10.16%.
What contributed to performance?
Sentiment insights captured prevailing market leadership by evaluating key events and themes such as the AI-driven rally, inflation surprises, and the U.S. presidential election outcome. Measures designed to evaluate analyst and broker sentiment contributed to absolute performance, as did those that gather managerial sentiment from conference call text. Select fundamental measures also contributed. Fundamental quality measures evaluating companies’ ability to source financing proved additive, as did measures analyzing company research expenditures. Both measures benefitted from the prevailing market themes.
What detracted from performance?
Fundamental valuation metrics detracted at a time in which growth stocks outperformed. Traditional valuation insights utilizing financial statement analysis, as well as other measures tracking measures such as purchasing price parity, detracted amid the market’s focus on AI excitement rather than attractively priced stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: December 21, 2020 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Institutional Shares	12.68%	4.99%
MSCI Emerging Markets Index	9.02	(0.32)
MSCI Emerging Markets Minimum Volatility Index	10.16	2.85

Performance Inception Date	Dec. 21, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 11,230,353
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	218.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$11,230,353
Number of Portfolio Holdings	124
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	218%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
China	23.0%
India	21.6%
Taiwan	11.9%
Saudi Arabia	7.7%
South Korea	5.3%
Malaysia	5.0%
United Arab Emirates	4.7%
Qatar	3.5%
Kuwait	3.4%
Thailand	2.7%
Other#	11.9%
Liabilities in Excess of Other Assets	(0.7)%
Ten largest holdings
Security(a)	Percent of Net Assets
LG Uplus Corp.	1.5%
Lupin Ltd.	1.5%
Infosys Ltd.	1.5%
Boubyan Bank KSCP	1.5%
Sun Pharmaceutical Industries Ltd.	1.5%
OPAP SA, Class R	1.5%
Advantech Co. Ltd.	1.5%
SF Holding Co. Ltd., Class A	1.5%
CP ALL PCL	1.5%
Ooredoo QPSC	1.5%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
LG Uplus Corp.	1.5%
Lupin Ltd.	1.5%
Infosys Ltd.	1.5%
Boubyan Bank KSCP	1.5%
Sun Pharmaceutical Industries Ltd.	1.5%
OPAP SA, Class R	1.5%
Advantech Co. Ltd.	1.5%
SF Holding Co. Ltd., Class A	1.5%
CP ALL PCL	1.5%
Ooredoo QPSC	1.5%
(a)Excludes short-term securities.
C000223508 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Defensive Advantage Emerging Markets Fund
Class Name	Investor A Shares
Trading Symbol	BADEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Defensive Advantage Emerging Markets Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$118	1.11%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Investor A Shares returned 12.30%.
  For the same period, the MSCI Emerging Markets Index returned 9.02% and the MSCI Emerging Markets Minimum Volatility Index returned 10.16%.
What contributed to performance?
Sentiment insights captured prevailing market leadership by evaluating key events and themes such as the AI-driven rally, inflation surprises, and the U.S. presidential election outcome. Measures designed to evaluate analyst and broker sentiment contributed to absolute performance, as did those that gather managerial sentiment from conference call text. Select fundamental measures also contributed. Fundamental quality measures evaluating companies’ ability to source financing proved additive, as did measures analyzing company research expenditures. Both measures benefitted from the prevailing market themes.
What detracted from performance?
Fundamental valuation metrics detracted at a time in which growth stocks outperformed. Traditional valuation insights utilizing financial statement analysis, as well as other measures tracking measures such as purchasing price parity, detracted amid the market’s focus on AI excitement rather than attractively priced stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: December 21, 2020 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Investor A Shares	12.30%	4.71%
Investor A Shares (with sales charge)	6.40	3.42
MSCI Emerging Markets Index	9.02	(0.32)
MSCI Emerging Markets Minimum Volatility Index	10.16	2.85

Performance Inception Date	Dec. 21, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 11,230,353
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	218.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$11,230,353
Number of Portfolio Holdings	124
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	218%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
China	23.0%
India	21.6%
Taiwan	11.9%
Saudi Arabia	7.7%
South Korea	5.3%
Malaysia	5.0%
United Arab Emirates	4.7%
Qatar	3.5%
Kuwait	3.4%
Thailand	2.7%
Other#	11.9%
Liabilities in Excess of Other Assets	(0.7)%
Ten largest holdings
Security(a)	Percent of Net Assets
LG Uplus Corp.	1.5%
Lupin Ltd.	1.5%
Infosys Ltd.	1.5%
Boubyan Bank KSCP	1.5%
Sun Pharmaceutical Industries Ltd.	1.5%
OPAP SA, Class R	1.5%
Advantech Co. Ltd.	1.5%
SF Holding Co. Ltd., Class A	1.5%
CP ALL PCL	1.5%
Ooredoo QPSC	1.5%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
LG Uplus Corp.	1.5%
Lupin Ltd.	1.5%
Infosys Ltd.	1.5%
Boubyan Bank KSCP	1.5%
Sun Pharmaceutical Industries Ltd.	1.5%
OPAP SA, Class R	1.5%
Advantech Co. Ltd.	1.5%
SF Holding Co. Ltd., Class A	1.5%
CP ALL PCL	1.5%
Ooredoo QPSC	1.5%
(a)Excludes short-term securities.
C000223507 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Defensive Advantage Emerging Markets Fund
Class Name	Class K Shares
Trading Symbol	BKDEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Defensive Advantage Emerging Markets Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$86	0.81%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Class K Shares returned 12.74%.
  For the same period, the MSCI Emerging Markets Index returned 9.02% and the MSCI Emerging Markets Minimum Volatility Index returned 10.16%.
What contributed to performance?
Sentiment insights captured prevailing market leadership by evaluating key events and themes such as the AI-driven rally, inflation surprises, and the U.S. presidential election outcome. Measures designed to evaluate analyst and broker sentiment contributed to absolute performance, as did those that gather managerial sentiment from conference call text. Select fundamental measures also contributed. Fundamental quality measures evaluating companies’ ability to source financing proved additive, as did measures analyzing company research expenditures. Both measures benefitted from the prevailing market themes.
What detracted from performance?
Fundamental valuation metrics detracted at a time in which growth stocks outperformed. Traditional valuation insights utilizing financial statement analysis, as well as other measures tracking measures such as purchasing price parity, detracted amid the market’s focus on AI excitement rather than attractively priced stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: December 21, 2020 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Class K Shares	12.74%	5.02%
MSCI Emerging Markets Index	9.02	(0.32)
MSCI Emerging Markets Minimum Volatility Index	10.16	2.85

Performance Inception Date	Dec. 21, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 11,230,353
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	218.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$11,230,353
Number of Portfolio Holdings	124
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	218%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
China	23.0%
India	21.6%
Taiwan	11.9%
Saudi Arabia	7.7%
South Korea	5.3%
Malaysia	5.0%
United Arab Emirates	4.7%
Qatar	3.5%
Kuwait	3.4%
Thailand	2.7%
Other#	11.9%
Liabilities in Excess of Other Assets	(0.7)%
Ten largest holdings
Security(a)	Percent of Net Assets
LG Uplus Corp.	1.5%
Lupin Ltd.	1.5%
Infosys Ltd.	1.5%
Boubyan Bank KSCP	1.5%
Sun Pharmaceutical Industries Ltd.	1.5%
OPAP SA, Class R	1.5%
Advantech Co. Ltd.	1.5%
SF Holding Co. Ltd., Class A	1.5%
CP ALL PCL	1.5%
Ooredoo QPSC	1.5%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
LG Uplus Corp.	1.5%
Lupin Ltd.	1.5%
Infosys Ltd.	1.5%
Boubyan Bank KSCP	1.5%
Sun Pharmaceutical Industries Ltd.	1.5%
OPAP SA, Class R	1.5%
Advantech Co. Ltd.	1.5%
SF Holding Co. Ltd., Class A	1.5%
CP ALL PCL	1.5%
Ooredoo QPSC	1.5%
(a)Excludes short-term securities.